Cash and bank balances (Tables)	6 Months Ended
Jun. 30, 2026
Cash and bank balances
Summary of cash and cash equivalents

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2026	2025
	USD	USD
Cash at banks	2,085,974	4,414,456
Cash in hand	3,339	—
	2,089,313	4,414,456

	(Unaudited)	(Audited)
	At 30 June	At 31 December
	2026	2025
	USD	USD
Cash attributable to continued operations	2,089,313	4,414,456
Cash attributable to discontinued operations	—	—
	2,089,313	4,414,456